Goodwill and intangible assets	12 Months Ended
Dec. 31, 2017
Goodwill and intangible assets
Goodwill and intangible assets

11.Goodwill and intangible assets

Goodwill

Goodwill consisted of the following (in thousands):

	As of December 31,
Cost	2016	2017
Balance at beginning of period	$3,005	$2,912
Additions	—	2,876
Effect of change in exchange rates	(93)	408
Balance at end of period	$2,912	$6,196

The additions to goodwill relate to the purchase of Restlet SAS (See Note 14).

Intangible assets

Intangible assets as of December 31, 2017 included the following (in thousands):

	Customer	Developed	IPR&D
Cost	relationships	technology	technology	Total
Balance at January 1, 2017	$1,384	$1,621	$880	$3,885
Additions [1]	216	7,319	—	7,535
Disposals	—	(51)	—	(51)
Effect of change in exchange rates	193	225	123	541
Balance at December 31, 2017	1,793	9,114	1,003	11,910
Amortization
Balance at January 1, 2017	1,053	1,621	702	3,376
Amortization expense	217	213	62	492
Disposals	—	(51)	—	(51)
Effect of change in exchange rates	157	229	179	565
Balance at December 31, 2017	$1,427	$2,012	$943	$4,382
Carrying amount at December 31, 2017	$366	$7,102	$60	$7,528
[1] Additions are all related to the acquisition of Restlet SAS (See Note 14)

Intangible assets as of December 31, 2016, included the following (in thousands):

	Customer	Developed	IPR&D
Cost	relationships	technology	technology	Total
Balance at January 1, 2016	$1,428	$1,690	$908	$4,026
Disposals	—	(17)	—	(17)
Effect of change in exchange rates	(44)	(52)	(28)	(124)
Balance at December 31, 2016	1,384	1,621	880	3,885
Amortization
Balance at January 1, 2016	907	1,690	595	3,192
Amortization expense	182	—	132	314
Disposals	—	(17)	—	(17)
Effect of change in exchange rates	(36)	(52)	(25)	(113)
Balance at December 31, 2016	$1,053	$1,621	$702	$3,376
Carrying amount at December 31, 2016	$331	$—	$178	$509